Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000176698
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359
Aug-25	$10,969	$11,607

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	2.84%	-0.68%	1.10%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.79%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,549,703,331
Holdings Count | Holding	1,917
Advisory Fees Paid, Amount	$ 5,002,033
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,549,703,331
Number of Portfolio Holdings	1,917
Portfolio Turnover Rate	80%
Advisory Fees Paid	$5,002,033

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.8%
U.S. Government Agencies & Obligations	25.8%
Corporate Bonds & Notes	16.8%
Collateralized Mortgage Obligations	15.5%
Asset-Backed Securities	10.3%
Others	2.8%
Short-Term Investments	2.0%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202458
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class Z
Trading Symbol	DCFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150
Aug-25	$10,985	$11,393

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	3.02%	-0.53%	1.32%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.82%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,549,703,331
Holdings Count | Holding	1,917
Advisory Fees Paid, Amount	$ 5,002,033
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,549,703,331
Number of Portfolio Holdings	1,917
Portfolio Turnover Rate	80%
Advisory Fees Paid	$5,002,033

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.8%
U.S. Government Agencies & Obligations	25.8%
Corporate Bonds & Notes	16.8%
Collateralized Mortgage Obligations	15.5%
Asset-Backed Securities	10.3%
Others	2.8%
Short-Term Investments	2.0%
Money Market Fund	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176696
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class I
Trading Symbol	DGEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281
Aug-25	$19,783	$25,490	$19,226

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.30%	12.31%	8.38%
FTSE All World Developed Index	15.73%	12.71%	11.65%
FTSE All-World High Dividend Yield Index	14.46%	12.45%	8.01%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 477,551,789
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,646,717
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$477,551,789
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38%
Advisory Fees Paid	$1,646,717

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	82.8%
Exchange Traded Funds (ETFs)	14.3%
Convertible Preferred Stock	0.6%
Limited Partnership	0.5%
Warrant	0.3%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Sector Allocation

(% of Total Investments)

Financial	21.2%
Consumer Non-cyclical	17.2%
Utilities	9.9%
Energy	9.5%
Exchange Traded Funds (ETFs)	14.3%
Others	26.4%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202456
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class Z
Trading Symbol	DGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929
Aug-25	$18,630	$21,660	$17,721

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	13.46%	12.50%	9.17%
FTSE All World Developed Index	15.73%	12.71%	11.39%
FTSE All-World High Dividend Yield Index	14.46%	12.45%	8.30%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 477,551,789
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,646,717
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$477,551,789
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38%
Advisory Fees Paid	$1,646,717

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	82.8%
Exchange Traded Funds (ETFs)	14.3%
Convertible Preferred Stock	0.6%
Limited Partnership	0.5%
Warrant	0.3%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Sector Allocation

(% of Total Investments)

Financial	21.2%
Consumer Non-cyclical	17.2%
Utilities	9.9%
Energy	9.5%
Exchange Traded Funds (ETFs)	14.3%
Others	26.4%
Short-Term Investments	1.4%
Money Market Fund	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176700
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class I
Trading Symbol	DGFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	6.83%	5.13%	4.17%
ICE BofA Global Broad Market (USD Hedged)	2.96%	-0.32%	1.87%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 711,051,007
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,723,893
InvestmentCompanyPortfolioTurnover	54.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.7%
Senior Loans	7.6%
Common Stocks	2.4%
Sovereign Bonds	1.9%
Exchange Traded Fund (ETF)	1.8%
Others	2.1%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	45.8%
Luxembourg	6.9%
United Kingdom	5.6%
Mexico	3.9%
Germany	2.9%
Others	28.4%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202460
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class Z
Trading Symbol	DGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.04%	5.30%	4.56%
ICE BofA Global Broad Market (USD Hedged)	2.96%	-0.32%	1.71%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 711,051,007
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,723,893
InvestmentCompanyPortfolioTurnover	54.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.7%
Senior Loans	7.6%
Common Stocks	2.4%
Sovereign Bonds	1.9%
Exchange Traded Fund (ETF)	1.8%
Others	2.1%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	45.8%
Luxembourg	6.9%
United Kingdom	5.6%
Mexico	3.9%
Germany	2.9%
Others	28.4%
Short-Term Investments	6.0%
Money Market Fund	0.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176695
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class I
Trading Symbol	DIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$57	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[7]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894
Aug-25	$17,852	$18,378

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.19%	5.49%	7.07%
FTSE All-World ex US Index	15.56%	9.14%	7.46%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,933,108,586
Holdings Count | Holding	1,696
Advisory Fees Paid, Amount	$ 7,576,527
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,933,108,586
Number of Portfolio Holdings	1,696
Portfolio Turnover Rate	26%
Advisory Fees Paid	$7,576,527

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	22.7%
Industrial	17.2%
Consumer Non-cyclical	14.4%
Technology	9.9%
Exchange Traded Funds (ETFs)	6.2%
Others	27.8%
Short-Term Investments	1.5%
Money Market Fund	0.3%
Total	100.0%

Country Weightings

(% of Total Investments)

Japan	13.9%
United Kingdom	9.4%
United States	8.1%
France	6.8%
Canada	6.2%
Others	53.9%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	91.9%
Exchange Traded Funds (ETFs)	6.2%
Preferred Stocks	0.2%
Warrants	0.0%
Rights	0.0%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202455
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class Z
Trading Symbol	DIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$49	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[8]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013
Aug-25	$15,696	$16,202

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	13.39%	5.65%	6.50%
FTSE All-World ex US Index	15.56%	9.14%	6.96%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,933,108,586
Holdings Count | Holding	1,696
Advisory Fees Paid, Amount	$ 7,576,527
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,933,108,586
Number of Portfolio Holdings	1,696
Portfolio Turnover Rate	26%
Advisory Fees Paid	$7,576,527

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	22.7%
Industrial	17.2%
Consumer Non-cyclical	14.4%
Technology	9.9%
Exchange Traded Funds (ETFs)	6.2%
Others	27.8%
Short-Term Investments	1.5%
Money Market Fund	0.3%
Total	100.0%

Country Weightings

(% of Total Investments)

Japan	13.9%
United Kingdom	9.4%
United States	8.1%
France	6.8%
Canada	6.2%
Others	53.9%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	91.9%
Exchange Traded Funds (ETFs)	6.2%
Preferred Stocks	0.2%
Warrants	0.0%
Rights	0.0%
Short-Term Investments	1.5%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176692
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class I
Trading Symbol	DLCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[9]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,250	$28,270
Aug-25	$27,334	$30,886

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.92%	12.58%	12.59%
Russell 1000 Index	16.24%	14.34%	14.19%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,580,756,089
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 10,936,146
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,580,756,089
Number of Portfolio Holdings	317
Portfolio Turnover Rate	49%
Advisory Fees Paid	$10,936,146

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.5%
Exchange Traded Funds (ETFs)	5.7%
Preferred Stocks	0.0%
Short-Term Investments	0.8%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	27.7%
Financial	17.1%
Communications	12.4%
Consumer Non-cyclical	11.9%
Industrial	9.8%
Exchange Traded Funds (ETFs)	5.7%
Others	14.6%
Short-Term Investments	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202452
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class Z
Trading Symbol	DLCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[10]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354
Aug-25	$22,581	$25,515

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	14.11%	12.76%	12.06%
Russell 1000 Index	16.24%	14.34%	13.97%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,580,756,089
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 10,936,146
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,580,756,089
Number of Portfolio Holdings	317
Portfolio Turnover Rate	49%
Advisory Fees Paid	$10,936,146

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.5%
Exchange Traded Funds (ETFs)	5.7%
Preferred Stocks	0.0%
Short-Term Investments	0.8%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	27.7%
Financial	17.1%
Communications	12.4%
Consumer Non-cyclical	11.9%
Industrial	9.8%
Exchange Traded Funds (ETFs)	5.7%
Others	14.6%
Short-Term Investments	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176699
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	DLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[11]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,605	$12,025	$10,968
Feb-21	$11,050	$11,783	$10,991
Aug-21	$11,232	$12,008	$11,018
Feb-22	$11,461	$11,506	$10,822
Aug-22	$11,213	$10,624	$10,573
Feb-23	$11,467	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645
Aug-25	$13,412	$11,607	$11,948

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.79%	4.81%	3.52%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.65%	1.73%	2.13%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.79%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 284,490,728
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 981,319
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$284,490,728
Number of Portfolio Holdings	496
Portfolio Turnover Rate	37%
Advisory Fees Paid	$981,319

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Mortgage Securities	15.1%
Consumer Non-cyclical	11.3%
Government	10.1%
Asset Backed Securities	9.4%
Exchange Traded Funds (ETFs)	11.4%
Others	34.5%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	40.7%
Collateralized Mortgage Obligations	13.3%
Exchange Traded Fund (ETF)	11.4%
Asset-Backed Securities	10.3%
U.S. Government Agencies & Obligations	10.0%
Others	6.1%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202459
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class Z
Trading Symbol	DLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[12]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,154	$10,239	$10,207
Aug-19	$10,351	$11,090	$10,504
Feb-20	$10,448	$11,465	$10,703
Aug-20	$10,349	$11,803	$10,889
Feb-21	$10,792	$11,566	$10,912
Aug-21	$10,975	$11,787	$10,939
Feb-22	$11,210	$11,294	$10,744
Aug-22	$10,981	$10,429	$10,497
Feb-23	$11,242	$10,190	$10,467
Aug-23	$11,555	$10,289	$10,665
Feb-24	$12,125	$10,535	$10,952
Aug-24	$12,575	$11,046	$11,335
Feb-25	$12,856	$11,046	$11,562
Aug-25	$13,191	$11,046	$11,862

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.90%	4.97%	3.99%
ICE BofA US Corporate & Government (1-3 Yr) Index	4.65%	1.73%	2.41%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.82%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 284,490,728
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 981,319
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$284,490,728
Number of Portfolio Holdings	496
Portfolio Turnover Rate	37%
Advisory Fees Paid	$981,319

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Mortgage Securities	15.1%
Consumer Non-cyclical	11.3%
Government	10.1%
Asset Backed Securities	9.4%
Exchange Traded Funds (ETFs)	11.4%
Others	34.5%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	40.7%
Collateralized Mortgage Obligations	13.3%
Exchange Traded Fund (ETF)	11.4%
Asset-Backed Securities	10.3%
U.S. Government Agencies & Obligations	10.0%
Others	6.1%
Short-Term Investments	7.4%
Money Market Fund	0.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176693
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class I
Trading Symbol	DMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$65	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[13]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359
Aug-25	$14,844	$11,607

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.20%	5.98%	4.77%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.79%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 555,563,406
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 2,768,193
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$555,563,406
Number of Portfolio Holdings	133
Portfolio Turnover Rate	30%
Advisory Fees Paid	$2,768,193

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.3%
Common Stocks	19.1%
Asset-Backed Securities	16.0%
Open-End Fund	14.9%
Corporate Bonds & Notes	7.4%
Others	2.3%
Short-Term Investments	15.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202453
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class Z
Trading Symbol	DMSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$57	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[14]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150
Aug-25	$14,228	$11,393

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.36%	6.14%	5.05%
ICE BofA US Broad Market Index	3.15%	-0.70%	1.82%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 555,563,406
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 2,768,193
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$555,563,406
Number of Portfolio Holdings	133
Portfolio Turnover Rate	30%
Advisory Fees Paid	$2,768,193

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.3%
Common Stocks	19.1%
Asset-Backed Securities	16.0%
Open-End Fund	14.9%
Corporate Bonds & Notes	7.4%
Others	2.3%
Short-Term Investments	15.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176701
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	DMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[15]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806
Aug-25	$11,263	$11,977

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	0.49%	0.31%	1.41%
ICE BofA US Municipal Securities 2-12 Year Index	2.78%	0.96%	2.16%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 647,295,909
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 2,014,333
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$647,295,909
Number of Portfolio Holdings	495
Portfolio Turnover Rate	26%
Advisory Fees Paid	$2,014,333

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	93.0%
Exchange Traded Fund (ETF)	1.1%
Short-Term Investments	5.9%
Total	100.0%

Industry Weightings

(% of Total Investments)

General Obligation	36.7%
Education	15.0%
Water and Sewer	8.6%
Airport	6.8%
Development	6.0%
Exchange Traded Fund (ETF)	1.1%
Others	19.9%
Short-Term Investments	5.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202461
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class Z
Trading Symbol	DMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[16]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460
Aug-25	$11,291	$11,626

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	0.63%	0.48%	1.71%
ICE BofA US Municipal Securities 2-12 Year Index	2.78%	0.96%	2.13%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 647,295,909
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 2,014,333
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$647,295,909
Number of Portfolio Holdings	495
Portfolio Turnover Rate	26%
Advisory Fees Paid	$2,014,333

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	93.0%
Exchange Traded Fund (ETF)	1.1%
Short-Term Investments	5.9%
Total	100.0%

Industry Weightings

(% of Total Investments)

General Obligation	36.7%
Education	15.0%
Water and Sewer	8.6%
Airport	6.8%
Development	6.0%
Exchange Traded Fund (ETF)	1.1%
Others	19.9%
Short-Term Investments	5.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176697
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class I
Trading Symbol	DRAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$60	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[17]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924
Aug-25	$4,184	$25,490

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.86%	4.53%	-9.78%
FTSE All World Developed Index	15.73%	12.71%	11.65%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 330,550,753
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 1,179,563
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$330,550,753
Number of Portfolio Holdings	325
Portfolio Turnover Rate	48%
Advisory Fees Paid	$1,179,563

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	30.6%
Utilities	16.5%
Energy	14.6%
Industrial	12.0%
Basic Materials	10.4%
Exchange Traded Funds (ETFs)	10.6%
Others	3.9%
Short-Term Investments	1.4%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	58.8%
Canada	8.9%
United Kingdom	6.1%
Spain	4.4%
Australia	3.7%
Japan	3.2%
Others	13.5%
Short-Term Investments	1.4%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	87.7%
Exchange Traded Funds (ETFs)	10.6%
Limited Partnerships	0.2%
Closed-End Fund	0.1%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202457
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class Z
Trading Symbol	DRAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$52	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[18]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,133	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479
Aug-25	$4,308	$21,660

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.86%	4.57%	-11.12%
FTSE All World Developed Index	15.73%	12.71%	11.39%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 330,550,753
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 1,179,563
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$330,550,753
Number of Portfolio Holdings	325
Portfolio Turnover Rate	48%
Advisory Fees Paid	$1,179,563

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Financial	30.6%
Utilities	16.5%
Energy	14.6%
Industrial	12.0%
Basic Materials	10.4%
Exchange Traded Funds (ETFs)	10.6%
Others	3.9%
Short-Term Investments	1.4%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	58.8%
Canada	8.9%
United Kingdom	6.1%
Spain	4.4%
Australia	3.7%
Japan	3.2%
Others	13.5%
Short-Term Investments	1.4%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	87.7%
Exchange Traded Funds (ETFs)	10.6%
Limited Partnerships	0.2%
Closed-End Fund	0.1%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226066
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class I
Trading Symbol	DSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[19]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533
Feb-25	$12,131	$13,334
Aug-25	$12,699	$14,568

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (10/26/2021)
Class I	9.50%	6.38%
Russell 1000 Index	16.24%	10.26%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 95,528,326
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 378,905
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,528,326
Number of Portfolio Holdings	216
Portfolio Turnover Rate	3%
Advisory Fees Paid	$378,905

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	97.2%
Short-Term Investments	2.1%
Purchased Options	0.7%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	30.6%
Financial	16.1%
Communications	15.8%
Consumer Non-cyclical	11.9%
Consumer Cyclical	8.2%
Industrial	7.9%
Others	7.4%
Short-Term Investments	2.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226067
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class Z
Trading Symbol	DSHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[20]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308
Feb-25	$12,041	$13,095
Aug-25	$12,608	$14,307

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception (11/03/2021)
Class Z	9.67%	6.22%
Russell 1000 Index	16.24%	9.97%

Performance Inception Date	Nov. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 95,528,326
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 378,905
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,528,326
Number of Portfolio Holdings	216
Portfolio Turnover Rate	3%
Advisory Fees Paid	$378,905

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	97.2%
Short-Term Investments	2.1%
Purchased Options	0.7%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	30.6%
Financial	16.1%
Communications	15.8%
Consumer Non-cyclical	11.9%
Consumer Cyclical	8.2%
Industrial	7.9%
Others	7.4%
Short-Term Investments	2.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176694
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	DSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$57	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[21]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366
Aug-25	$23,397	$21,146

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	9.33%	12.05%	10.54%
Russell 2500 Index	10.04%	11.15%	9.23%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 678,971,479
Holdings Count | Holding	2,777
Advisory Fees Paid, Amount	$ 2,687,597
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$678,971,479
Number of Portfolio Holdings	2,777
Portfolio Turnover Rate	69%
Advisory Fees Paid	$2,687,597

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.7%
Exchange Traded Funds (ETFs)	4.3%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrant	0.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Industrial	19.6%
Financial	18.6%
Consumer Non-cyclical	17.9%
Consumer Cyclical	11.7%
Exchange Traded Funds (ETFs)	4.2%
Others	26.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202454
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class Z
Trading Symbol	DSMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[22]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954
Aug-25	$19,298	$17,421

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	9.42%	12.21%	9.63%
Russell 2500 Index	10.04%	11.15%	8.07%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 678,971,479
Holdings Count | Holding	2,777
Advisory Fees Paid, Amount	$ 2,687,597
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$678,971,479
Number of Portfolio Holdings	2,777
Portfolio Turnover Rate	69%
Advisory Fees Paid	$2,687,597

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Common Stocks	93.7%
Exchange Traded Funds (ETFs)	4.3%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrant	0.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Industrial	19.6%
Financial	18.6%
Consumer Non-cyclical	17.9%
Consumer Cyclical	11.7%
Exchange Traded Funds (ETFs)	4.2%
Others	26.0%
Short-Term Investments	1.4%
Money Market Fund	0.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.

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